Income Tax (Details) - Schedule of income tax expense (benefit) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Expense Benefit [Abstract]
Current tax on profits for the year	$ 2,174	$ 1,167	$ 1,403
Prior year income tax (overestimation) underestimation	(1,829)		1,845
Total current tax	345	1,167	3,248
Origination and reversal of temporary differences	430,023	(239,612)	(78,272)
Effect of exchange rates			121
Total deferred tax	430,023	(239,612)	(78,151)
Income tax expense (benefit)	$ 430,368	$ (238,445)	$ (74,903)